UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Aerospace & Defense - 0.9%	Honeywell International, Inc., 5.70%, 3/15/37	USD	915	$880,397
	United Technologies Corp., 4.875%, 5/01/15 (a)		1,250	1,307,823
	United Technologies Corp., 6.125%, 7/15/38		750	734,358

				2,922,578

Air Freight & Logistics - 0.6%	Park-Ohio Industries, Inc., 8.375%, 11/15/14		165	72,806
	United Parcel Service, Inc., 6.20%, 1/15/38		1,710	1,785,201

				1,858,007

Airlines - 0.0%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11		120	118,200

Auto Components - 0.0%	Lear Corp., 8.75%, 12/01/16		130	33,800

Beverages - 0.5%	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 (b)		1,525	1,626,303

Building Products - 0.1%	CPG International I, Inc., 10.50%, 7/01/13		230	120,750
	Masco Corp., 7.125%, 8/15/13		235	209,679

				330,429

Capital Markets - 2.2%	The Bank of New York Mellon Corp, 4.30%, 5/15/14		1,560	1,567,054
	Credit Suisse (USA) Inc., 6.125%, 11/15/11 (c)		700	741,539
	Credit Suisse (USA) Inc., 7.125%, 7/15/32		1,000	1,052,985
	The Goldman Sachs Group, Inc., 6.60%, 1/15/12		1,000	1,056,525
	Lehman Brothers Holdings, Inc., 4.80%, 3/13/14 (d)(e)		100	14,750
	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (d)(e)		225	23
	Lehman Brothers Holdings, Inc., 4.519%, 9/15/22 (d)(e)		575	84,812
	Morgan Stanley, 6.25%, 8/28/17		900	858,735
	UBS AG Series DPNT, 5.875%, 12/20/17 (a)		1,925	1,747,271

				7,123,694

Chemicals - 0.7%	American Pacific Corp., 9%, 2/01/15		280	244,300
	Ames True Temper, Inc., 5.131%, 1/15/12 (f)		720	608,400
	Huntsman International LLC, 7.875%, 11/15/14		275	188,375
	Innophos, Inc., 8.875%, 8/15/14		975	875,063
	NOVA Chemicals Corp., 5.72%, 11/15/13 (f)		275	214,500
	PolyOne Corp., 8.875%, 5/01/12		245	164,763

				2,295,401

Commercial Banks - 3.1%	DEPFA ACS Bank, 5.125%, 3/16/37 (b)		4,150	2,276,690
	Eksportfinans A/S, 5.50%, 6/26/17		1,000	987,995
	HSBC Finance Corp., 6.50%, 5/02/36		1,275	1,165,298
	Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14		2,900	2,947,317
	Wells Fargo & Co., 4.625%, 8/09/10		335	339,493
	Wells Fargo Bank NA, 7.55%, 6/21/10 (a)		2,000	2,100,690

				9,817,483

Commercial Services & Supplies - 1.3%	Casella Waste Systems, Inc., 9.75%, 2/01/13		2,250	1,867,500
	DI Finance Series B, 9.50%, 2/15/13		679	660,328
	Waste Services, Inc., 9.50%, 4/15/14		600	558,000
	West Corp., 11%, 10/15/16		1,210	1,028,500

				4,114,328

Consumer Finance - 0.5%	SLM Corp., 1.232%, 7/27/09 (f)		1,175	1,161,503
	SLM Corp., Series A, 1.392%, 1/27/14 (f)		600	363,591

				1,525,094

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Containers & Packaging - 0.2%	Crown Americas LLC, 7.75%, 11/15/15	USD	150	$146,250
	Impress Holdings BV, 4.256%, 9/15/13 (b)(f)		330	284,625
	Pregis Corp., 12.375%, 10/15/13		535	339,725

				770,600

Diversified Consumer Services - 0.3%	Leland Stanford Junior University, 4.25%, 5/01/16		470	464,717
	Princeton University, 5.70%, 3/01/39		575	564,443

				1,029,160

Diversified Financial Services - 3.0%	Bank of America Corp., 6%, 9/01/17		1,795	1,606,371
	Ford Motor Credit Co. LLC, 3.889%, 1/13/12 (f)		120	94,800
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		380	324,499
	General Electric Capital Corp., 1.80%, 3/11/11		4,800	4,850,333
	General Electric Capital Corp., 6.75%, 3/15/32 (g)		3,000	2,680,895

				9,556,898

Diversified Telecommunication Services - 5.3%	AT&T, Inc., 6.55%, 2/15/39		4,075	3,979,726
Telecommunication Services - 5.8%	BellSouth Telecommunications, Inc., 7.677%, 12/15/95 (h)		1,700	679,235
	Cincinnati Bell, Inc., 7.25%, 7/15/13		440	416,900
	Deutsche Telekom International Finance BV, 5.75%, 3/23/16		325	324,662
	Qwest Communications International, Inc., 7.50%, 2/15/14		15	13,800
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		10	9,200
	Qwest Corp., 3.879%, 6/15/13 (f)		375	336,563
	Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	4,152,968
	Telefonica Emisiones SAU, 7.045%, 6/20/36		1,000	1,084,840
	Verizon Communications, Inc., 6.40%, 2/15/38		2,100	2,024,547
	Verizon Communications, Inc., 8.95%, 3/01/39		1,125	1,375,886
	Verizon Global Funding Corp., 7.75%, 6/15/32		575	625,209
	Verizon Maryland, Inc., Series A, 6.125%, 3/01/12		1,355	1,401,300
	Verizon Maryland, Inc., Series B, 5.125%, 6/15/33		540	389,610
	Verizon Virginia, Inc. Series A, 4.625%, 3/15/13		750	742,193
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		360	378,000
	Windstream Corp., 8.125%, 8/01/13		260	255,775
	Windstream Corp., 8.625%, 8/01/16		230	225,975

				18,416,389

Electric Utilities - 4.9%	Alabama Power Co., 6%, 3/01/39		550	559,009
	Duke Energy Carolinas LLC, 6.10%, 6/01/37		325	330,177
	Duke Energy Carolinas LLC, 6%, 1/15/38		850	863,736
	E.ON International Finance BV, 6.65%, 4/30/38 (b)		1,575	1,558,510
	EDP Finance BV, 6%, 2/02/18 (b)		1,250	1,236,024
	Electricite de France SA, 6.95%, 1/26/39 (b)		1,400	1,534,988
	Elwood Energy LLC, 8.159%, 7/05/26		161	131,112
	Florida Power & Light Co., 4.95%, 6/01/35		575	514,608
	Florida Power Corp., 6.35%, 9/15/37		1,450	1,532,446
	Florida Power Corp., 6.40%, 6/15/38		800	851,528
	PacifiCorp., 6.25%, 10/15/37		650	678,152

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

	Public Service Co. of Colorado, 6.25%, 9/01/37	USD	1,350	$1,417,878
	Southern California Edison Co., 5.625%, 2/01/36		675	651,733
	Southern California Edison Co., Series 05-E, 5.35%, 7/15/35		150	139,409
	Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		1,100	1,110,197
	The Toledo Edison Co., 6.15%, 5/15/37		350	283,595
	Virginia Electric and Power Co., 8.875%, 11/15/38		1,550	2,022,130

				15,415,232

Electronic Equipment, Instruments & Components - 0.1%	Sanmina-SCI Corp., 8.125%, 3/01/16		730	408,800

Energy Equipment & Services - 0.0%	North American Energy Partners, Inc., 8.75%, 12/01/11		85	70,975

Food & Staples Retailing - 1.3%	CVS Caremark Corp., 6.25%, 6/01/27		850	816,343
	Rite Aid Corp., 7.50%, 3/01/17		445	349,325
	Wal-Mart Stores, Inc., 6.50%, 8/15/37		1,975	2,119,561
	Wal-Mart Stores, Inc., 6.20%, 4/15/38		850	881,463

				4,166,692

Food Products - 0.5%	Kraft Foods, Inc., 7%, 8/11/37		1,670	1,713,557

Gas Utilities - 0.1%	Targa Resources, Inc., 8.50%, 11/01/13		360	257,400

Health Care Equipment & Supplies - 0.4%	DJO Finance LLC, 10.875%, 11/15/14		1,530	1,254,600

Health Care Providers & Services - 0.3%	Tenet Healthcare Corp., 9%, 5/01/15 (b)		670	683,400
	Tenet Healthcare Corp., 10%, 5/01/18 (b)		280	292,600

				976,000

Hotels, Restaurants & Leisure - 0.4%	American Real Estate Partners LP, 7.125%, 2/15/13		350	299,250
	Gaylord Entertainment Co., 6.75%, 11/15/14		250	190,000
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(d)(e)		305	21,350
	McDonald’s Corp., 5.70%, 2/01/39		850	828,548

				1,339,148

Household Durables - 1.5%	Centex Corp., 5.125%, 10/01/13		1,560	1,388,400
	D.R. Horton, Inc., 6.125%, 1/15/14		1,080	955,800
	Irwin Land LLC Series, A-1, 5.03%, 12/15/25		575	424,983
	Irwin Land LLC Series, A-2, 5.30%, 12/15/35		780	546,577
	KB Home, 6.375%, 8/15/11		620	595,200
	Lennar Corp. Series B, 5.60%, 5/31/15		420	324,450
	Pulte Homes, Inc., 5.20%, 2/15/15		325	264,875
	Toll Brothers Finance Corp., 4.95%, 3/15/14		260	223,657

				4,723,942

Household Products - 0.3%	Kimberly-Clark, Corp., 6.625%, 8/01/37		975	1,084,406

IT Services - 0.1%	iPayment, Inc., 9.75%, 5/15/14		270	146,475
	iPayment Investors LP, 12.75%, 7/15/14 (b)(i)		1,057	264,255

				410,730

Independent Power Producers & Energy Traders 0.1%-	NRG Energy, Inc., 7.25%, 2/01/14		50	47,875
	TXU Corp., 5.55%, 11/15/14		210	112,266

				160,141

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Industrial Conglomerates - 0.2%	Sequa Corp., 11.75%, 12/01/15 (b)	USD	760	$338,200
	Sequa Corp., 13.50%, 12/01/15 (b)(i)		840	271,811

				610,011

Insurance - 2.0%	Chubb Corp., 6%, 5/11/37		1,415	1,354,094
	Hartford Life Global Funding Trusts, 0.799%, 9/15/09 (f)		1,020	998,093
	MetLife, Inc., 6.75%, 6/01/16		675	686,879
	MetLife, Inc., 5.70%, 6/15/35		1,200	994,302
	Monument Global Funding Ltd., 0.498%, 6/16/10 (f)		1,990	1,682,865
	Prudential Financial, Inc., 5.70%, 12/14/36		950	772,585

				6,488,818

Machinery - 0.4%	AGY Holding Corp., 11%, 11/15/14		400	286,000
	Accuride Corp., 8.50%, 2/01/15		305	89,975
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		1,050	756,000

				1,131,975

Marine - 0.3%	Nakilat, Inc. Series A, 6.067%, 12/31/33 (b)		1,100	829,026
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		188	143,820

				972,846

Media - 5.1%	Affinion Group, Inc., 10.125%, 10/15/13		740	695,600
	Belo Corp., 6.75%, 5/30/13		205	161,950
	CMP Susquehanna Corp., 4.753%, 5/15/14 (b)		55	1,100
	Cox Communications, Inc., 8.375%, 3/01/39 (b)		925	971,539
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (d)(e)		515	509,850
	Charter Communications Holdings II, LLC, Series B, 10.25%, 9/15/10 (d)(e)		160	156,800
	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13		1,415	1,576,152
	Comcast Cable Communications LLC, 6.75%, 1/30/11		1,000	1,062,130
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17		977	263,790
	Network Communications, Inc., 10.75%, 12/01/13		195	39,000
	News America Holdings, Inc., 8.45%, 8/01/34		2,475	2,249,522
	News America Holdings, Inc., 8.15%, 10/17/36		145	132,157
	Nielsen Finance LLC, 10%, 8/01/14		1,060	1,009,650
	Rainbow National Services LLC, 8.75%, 9/01/12 (b)		225	227,531
	Rainbow National Services LLC, 10.375%, 9/01/14 (b)		1,070	1,103,438
	TCI Communications, Inc., 8.75%, 8/01/15		1,495	1,676,095
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,310	1,021,800
	Time Warner Cable, Inc., 7.30%, 7/01/38		970	983,803
	Time Warner Cos., Inc., 7.57%, 2/01/24		1,635	1,475,538
	Viacom, Inc., 5.75%, 4/30/11		905	917,440

				16,234,885

Metals & Mining - 0.7%	Falconbridge Ltd., 6%, 10/15/15		600	512,369
	Falconbridge Ltd., 6.20%, 6/15/35		1,550	1,078,135
	Freeport-McMoRan Copper & Gold, Inc., 4.995%, 4/01/15 (f)		530	477,000

				2,067,504

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Multi-Utilities - 0.5%	Energy East Corp., 6.75%, 7/15/36	USD	1,675	$1,472,218

Multiline Retail - 0.3%	Macys Retail Holdings, Inc., 5.35%, 3/15/12		575	528,810
	Macys Retail Holdings, Inc., 5.875%, 1/15/13		240	216,527
	The May Department Stores Co., 5.75%, 7/15/14		155	130,228

				875,565

Oil, Gas & Consumable Fuels - 5.8%	BP Capital Markets Plc, 3.125%, 3/10/12		1,505	1,534,325
	Berry Petroleum Co., 8.25%, 11/01/16		160	133,600
	Burlington Resources Finance Co., 7.40%, 12/01/31 (a)		950	1,000,507
	Canadian Natural Resources Ltd., 6.50%, 2/15/37		430	392,500
	Canadian Natural Resources Ltd., 6.25%, 3/15/38		500	440,825
	Canadian Natural Resources Ltd., 6.75%, 2/01/39		950	872,704
	Compton Petroleum Finance Corp., 7.625%, 12/01/13		90	45,000
	Conoco Funding Co., 7.25%, 10/15/31		150	155,052
	ConocoPhillips, 4.60%, 1/15/15		450	459,814
	ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	139,498
	ConocoPhillips Holding Co., 6.95%, 4/15/29 (a)		700	718,988
	Devon Energy Corp., 7.95%, 4/15/32		650	731,106
	EXCO Resources, Inc., 7.25%, 1/15/11		435	389,325
	EnCana Corp., 6.50%, 8/15/34		70	63,341
	EnCana Corp., 6.625%, 8/15/37		775	740,988
	Encore Acquisition Co., 6%, 7/15/15		50	41,250
	Kinder Morgan, Inc., 6.50%, 9/01/12		195	188,663
	MidAmerican Energy Co., 5.80%, 10/15/36		800	744,920
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37		950	856,948
	MidAmerican Energy Holdings Co., 6.50%, 9/15/37		2,115	2,053,031
	OPTI Canada, Inc., 8.25%, 12/15/14		490	338,100
	Sabine Pass LNG LP, 7.50%, 11/30/16		350	283,500
	Shell International Finance B.V., 6.375%, 12/15/38		2,050	2,264,779
	Valero Energy Corp., 6.625%, 6/15/37		550	451,351
	Whiting Petroleum Corp., 7.25%, 5/01/12		20	18,650
	Whiting Petroleum Corp., 7.25%, 5/01/13		375	343,125
	XTO Energy, Inc., 6.75%, 8/01/37		2,125	2,108,854
	XTO Energy, Inc., 6.375%, 6/15/38		925	850,378

				18,361,122

Paper & Forest Products - 0.3%	Meadwestvaco Corp., 6.85%, 4/01/12		705	708,407
	NewPage Corp., 10%, 5/01/12		465	260,400

				968,807

Pharmaceuticals - 2.7%	Abbott Laboratories, 5.125%, 4/01/19		720	727,381
	Eli Lilly & Co., 3.55%, 3/06/12		630	649,785
	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38		1,500	1,585,307
	Roche Holdings, Inc., 7%, 3/01/39 (b)		900	961,244
	Schering-Plough Corp., 6.55%, 9/15/37		1,250	1,268,946
	Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,475	1,386,471
	Wyeth, 5.95%, 4/01/37		1,775	1,803,982

				8,383,116

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)		Value

Professional Services - 0.0%	FTI Consulting, Inc., 7.75%, 10/01/16	USD	125	$122,813

Road & Rail - 0.4%	Canadian National Railway Co., 6.375%, 10/15/11		1,000	1,088,883
	The Hertz Corp., 8.875%, 1/01/14		135	122,850

				1,211,733

Software - 0.8%	BMS Holdings, Inc., 9.224%, 2/15/12 (b)(f)(i)		126	14,726
	Oracle Corp., 5.75%, 4/15/18 (c)		2,300	2,478,515

				2,493,241

Specialty Retail - 0.4%	General Nutrition Centers, Inc., 6.404%, 3/15/14 (f)		500	412,500
	General Nutrition Centers, Inc., 10.75%, 3/15/15		405	349,313
	Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (d)(e)		357	21,420
	Michaels Stores, Inc., 10%, 11/01/14		435	313,200
	Michaels Stores, Inc., 11.375%, 11/01/16		150	81,750

				1,178,183

Textiles, Apparel & Luxury Goods - 0.1%	Quiksilver, Inc., 6.875%, 4/15/15		250	166,250

Tobacco - 0.2%	Altria Group, Inc., 10.20%, 2/06/39		505	577,193

Wireless Telecommunication Services - 1.4%	Cricket Communications, Inc., 9.375%, 11/01/14		105	104,475
	Digicel Group Ltd., 8.875%, 1/15/15 (b)		270	216,000
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		80	80,300
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)		935	935,000
	Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,242,621
	Sprint Capital Corp., 6.875%, 11/15/28		930	651,000
	Sprint Capital Corp., 8.75%, 3/15/32		350	276,500
	Vodafone Group Plc, 7.75%, 2/15/10		1,000	1,036,270

				4,542,166

	Total Corporate Bonds - 50.8%			161,378,433

	Asset-Backed Securities

	Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class A1, 0.611%, 11/25/34 (f)		1,041	569,871
	Ford Credit Auto Owner Trust Series 2009-A Class A3B, 2.844%, 5/15/13 (f)		6,095	6,229,731
	Harley-Davidson Motorcycle Trust Series 2005-2 Class A2, 4.07%, 2/15/12		1,010	1,002,575
	Home Equity Asset Trust Series 2007-2 Class 2A1, 0.419%, 7/25/37 (f)		549	507,094
	JPMorgan Mortgage Acquisition Corp. Series 2007-CH5 Class A3, 0.419%, 6/25/37 (f)		3,730	1,596,465
	Maryland Insurance Backed Securities Trust Series 2006-1A Class, 5.55%, 12/10/65		2,500	875,000
	SLM Student Loan Trust Series 2008-5 Class A2, 2.192%, 10/25/16 (f)		3,300	3,231,198
	SLM Student Loan Trust Series 2008-5 Class A3, 2.392%, 1/25/18 (f)		840	820,846
	SLM Student Loan Trust Series 2008-5 Class A4, 2.792%, 7/25/23 (f)		2,250	2,245,001

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

Small Business Administration Participation Certificates Series 1996-20K Class 1, 6.95%, 11/01/16	USD	434	$459,796
Sterling Bank Trust Series 2004-2 Class Note, 2.081%, 3/30/30 (j)		7,011	484,181
Sterling Coofs Trust Series 1, 2.362%, 4/15/29		8,824	838,261
Wachovia Auto Owner Trust Series 2006-A Class A4, 5.38%, 3/20/13		2,014	2,044,078

Total Asset-Backed Securities - 6.6%			20,904,097

Foreign Government Obligations

Italy Government International Bond, 5.375%, 6/15/33		470	452,991

Total Foreign Government Obligations - 0.1%			452,991

U.S. Government Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass-Through Certificates:
4.50%, 6/15/39 (k)		6,100	6,145,750
5.00%, 7/01/35 - 6/15/39 (k)		18,758	19,231,251
5.50%, 12/01/13 - 6/15/39 (c)(g)(k)		19,630	20,412,940
6.00%, 3/01/16 - 10/01/37		446	473,711
Ginnie Mae MBS Certificates:
4.50%, 6/15/39 (k)		8,700	8,776,125
8.00%, 4/15/24 - 6/15/25		72	79,467

Total U.S. Government Agency Mortgage-Backed Securities - 17.4%			55,119,244

U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Par (000)

Fannie Mae Trust Series 7 Class 2, 8.50%, 4/01/17 (j)		3	488
Fannie Mae Trust Series 89 Class 2, 8%, 10/01/18 (j)		7	941
Fannie Mae Trust Series 94 Class 2, 9.50%, 8/01/21 (j)		2	375
Fannie Mae Trust Series 203 Class 1, 0%, 2/01/23 (m)		15	13,242
Fannie Mae Trust Series 228 Class 1, 0%, 6/01/23 (m)		10	9,030
Fannie Mae Trust Series 1990-123 Class M, 1.01%, 10/25/20 (j)		15	295
Fannie Mae Trust Series 1990-136 Class S, 0.015%, 11/25/20 (f)(j)		9,700	13,082
Fannie Mae Trust Series 1991-38 Class N, 1.009%, 4/25/21 (j)		10	67
Fannie Mae Trust Series 1991-46 Class S, 1.403%, 5/25/21 (f)		68	4,094
Fannie Mae Trust Series 1991-87 Class S, 25.772%, 8/25/21 (f)		39	51,525
Fannie Mae Trust Series 1991-99 Class L, 0.93%, 8/25/21 (j)		86	1,517
Fannie Mae Trust Series 1991-139 Class PT, 0.648%, 10/25/21 (j)		158	2,063
Fannie Mae Trust Series 1991-167 Class D, 0%, 10/25/17 (m)		7	7,125

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Par (000)			Value

Fannie Mae Trust Series 1993-51 Class E, 0%, 2/25/23 (m)	USD	49		$41,828
Fannie Mae Trust Series 1993-70 Class A, 0%, 5/25/23 (m)		8		7,513
Fannie Mae Trust Series 1994-23 Class PS, 12.017%, 4/25/23 (f)		148		150,053
Fannie Mae Trust Series 1997-50 Class SI, 1.20%, 4/25/23 (f)(j)		260		6,294
Fannie Mae Trust Series 2004-90 Class JH, 1.828%, 11/25/34 (j)		18,358		1,569,634
Fannie Mae Trust Series 2005-5 Class PK, 5%, 12/25/34		1,987		2,093,767
Fannie Mae Trust Series G-7 Class S, 116.20%, 3/25/21 (f)(j)		—	(l)	2,569
Fannie Mae Trust Series G-10 Class S, 0.575%, 5/25/21 (f)(j)		357		8,098
Fannie Mae Trust Series G-12 Class S, 0.608%, 5/25/21 (f)(j)		292		5,576
Fannie Mae Trust Series G-17 Class S, 0.58%, 6/25/21 (f)		186		3,553
Fannie Mae Trust Series G-33 Class PV, 1.078%, 10/25/21 (j)		227		4,522
Fannie Mae Trust Series G-46 Class H, 1.043%, 12/25/09 (j)		61		105
Fannie Mae Trust Series G-49 Class S, 999.05%, 12/25/21 (f)		—	(l)	1,632
Fannie Mae Trust Series G92-5 Class H, 9%, 1/25/22 (j)		57		8,538
Freddie Mac Multiclass Certificates Series 19 Class R, 9.757%, 3/15/20		6		1,050
Freddie Mac Multiclass Certificates Series 75 Class R, 9.50%, 1/15/21		—	(l)	2
Freddie Mac Multiclass Certificates Series 75 Class RS, 19.548%, 1/15/21		—	(l)	2
Freddie Mac Multiclass Certificates Series 173 Class R, 0%, 11/15/21		9		9
Freddie Mac Multiclass Certificates Series 173 Class RS, 9.171%, 11/15/21		—	(l)	9
Freddie Mac Multiclass Certificates Series 176 Class M, 1.01%, 7/15/21 (j)		19		370
Freddie Mac Multiclass Certificates Series 192 Class U, 1.009%, 2/15/22 (j)		16		315
Freddie Mac Multiclass Certificates Series 200 Class R, 98.523%, 12/15/22 (j)		1		10
Freddie Mac Multiclass Certificates Series 1043 Class H, 0.022%, 2/15/21 (f)(j)		5,082		8,615
Freddie Mac Multiclass Certificates Series 1054 Class I, 0.435%, 3/15/21 (f)(j)		51		975
Freddie Mac Multiclass Certificates Series 1056 Class KD, 1.085%, 3/15/21		45		934
Freddie Mac Multiclass Certificates Series 1057 Class J, 1.008%, 3/15/21		56		1,064

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Par (000)		Value

	Freddie Mac Multiclass Certificates Series 1148 Class E, 0.593%, 10/15/21 (f)(j)	USD	138	$2,438
	Freddie Mac Multiclass Certificates Series 1179 Class O, 1.009%, 11/15/21 (j)		14	55
	Freddie Mac Multiclass Certificates Series 1254 Class Z, 8.50%, 4/15/22 (j)		117	17,778
	Freddie Mac Multiclass Certificates Series 1611 Class JC, 10%, 8/15/23 (f)		161	165,546
	Freddie Mac Multiclass Certificates Series 1739 Class B, 0%, 2/15/24 (m)		52	45,361
	Freddie Mac Multiclass Certificates Series 1831 Class PG, 6.50%, 3/15/11 (j)		69	2,536
	Freddie Mac Multiclass Certificates Series 2611 Class QI, 5.50%, 9/15/32 (j)		4,430	500,347

	Total U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations - 1.5%			4,754,942

	Municipal Bonds

State - 0.8%	California State, General Obligation, 5.45%, 4/01/15		2,475	2,551,453

Transportation - 0.3%	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds (Build America Bonds), 7.336%, 11/15/39		670	747,787
	New Jersey State Transportation Trust Fund Authority Revenue Bonds (Build America Bonds), Series B, 6.875%, 12/15/39		275	277,868

				1,025,655

	Total Municipal Bonds - 1.1%			3,577,108

	Non-Government Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 7.5%	Bank of America Funding Corp. Series 2007-2 Class 1A2, 6%, 3/25/37		1,100	473,548
	Bear Stearns Adjustable Rate Mortgage Trust Series 2007-1 Class 2A1, 5.518%, 2/25/47		1,068	568,024
	Citicorp Mortgage Securities, Inc. Series 2006-5 Class 1A3, 6%, 10/25/36		1,100	665,203
	Citigroup Mortgage Loan Trust, Inc. Series 2005-4 Class A, 5.344%, 8/25/35 (b)(f)		4,423	3,576,041
	Collateralized Mortgage Obligation Trust Series 40 Class R, 0.58%, 4/01/18		107	107
	Collateralized Mortgage Obligation Trust Series 42 Class R, 6%, 10/01/14 (j)		14	896
	Countrywide Alternative Loan Trust Series 2005-64CB Class 1A15, 5.50%, 12/25/35		1,700	1,080,535
	Countrywide Alternative Loan Trust Series 2006-0A21 Class A1, 0.506%, 3/20/47 (f)		1,022	377,801
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-0A5 Class 2A1, 0.509%, 4/25/46 (f)		414	154,082

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Government Agency Mortgage-Backed Securities	Par (000)		Value

	Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-10 Class A22, 6%, 7/25/37	USD	1,083	$747,514
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2003-3 Class 2A1, 5.50%, 10/25/33		1,275	1,163,165
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2006-0A1 Class A1, 0.509%, 2/25/47 (f)		346	139,777
	GSMPS Mortgage Loan Trust Series 1998-5 Class IO, 0.97%, 6/19/27 (f)(j)		3,183	39,783
	GSR Mortgage Loan Trust Series 2005-AR4 Class 6A1, 5.25%, 7/25/35 (f)		4,518	3,310,947
	GSR Mortgage Loan Trust Series 2006-0A1 Class 2A1, 0.499%, 8/25/46 (f)		951	506,475
	GSR Mortgage Loan Trust Series 2006-AR1 Class 2A1, 5.175%, 1/25/36		1,008	685,271
	Harborview Mortgage Loan Trust Series 2005-8 Class 1A2A, 0.658%, 9/19/35 (f)		113	49,020
	Homebanc Mortgage Trust Series 2006-2 Class A1, 0.489%, 12/25/36 (f)		990	410,459
	Indymac IMJA Mortgage Loan Trust Series 2007-A1 Class A4, 6%, 8/25/37		1,100	605,000
	JPMorgan Mortgage Trust Series 2007-S1 Class 2A22, 5.75%, 3/25/37		991	744,265
	JPMorgan Mortgage Trust Series 2007-S2 Class 1A15, 6.75%, 6/25/37		1,232	927,162
	Merrill Lynch Mortgage Investors, Inc. Series 2006-A3 Class 3A1, 5.82%, 5/25/36 (f)(n)		986	562,672
	Residential Funding Securities LLC Series 2003-RM2 Class AI5, 8.50%, 5/25/33		5,614	5,182,204
	Salomon Brothers Mortgage Securities VII, Inc. Series 2000- 1 Class IO, 0.492%, 3/25/22 (f)(j)		858	88
	WaMu Mortgage Pass-Through Certificates Series 2007-0A4 Class 1A, 2.28%, 5/25/47 (f)		483	183,067
	WaMu Mortgage Pass-Through Certificates Series 2007-0A5 Class 1A, 2.189%, 6/25/47 (f)		376	132,390
	Wells Fargo Mortgage Backed Securities Trust Series 2006- 3 Class A9, 5.50%, 3/25/36		826	706,901
	Wells Fargo Mortgage Backed Securities Trust Series 2006- AR4 Class 2A4, 5.775%, 4/25/36 (b)(f)		300	171,503
	Wells Fargo Mortgage Backed Securities Trust Series 2007- 10 Class 1A21, 6%, 7/25/37		946	612,192

				23,776,092

Commercial Mortgage-Backed Securities - 15.3%	Bear Stearns Commercial Mortgage Securities Series 2005-PWR7 Class A2, 4.945%, 2/11/41		2,214	2,026,653
	Bear Stearns Commercial Mortgage Securities Series 2005- PWR9 Class A2, 4.735%, 9/11/42		5,105	4,903,557

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Non-Government Agency Mortgage-Backed Securities	Par (000)		Value

CS First Boston Mortgage Securities Corp. Series 2002-CP5 Class A2, 4.94%, 12/15/35	USD	2,970	$2,831,281
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A4, 6.096%, 12/10/49 (f)		2,020	1,638,785
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B, 6.019%, 12/10/49 (f)		1,515	1,082,684
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A3, 5.09%, 7/10/37 (f)		990	941,426
DLJ Commercial Mortgage Corp. Series 2000-CKP1 Class A1B, 7.18%, 11/10/33		2,162	2,208,578
First Union-Lehman Brothers-Bank of America Series 1998- C2 Class D, 6.778%, 11/18/35		2,630	2,556,922
First Union National Bank Commercial Mortgage Series 2000-C2 Class A2, 7.202%, 10/15/32		1,892	1,924,358
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A3, 6.269%, 12/10/35		2,310	2,366,069
GMAC Commercial Mortgage Securities, Inc. Series 2002- C3 Class A2, 4.93%, 7/10/39		2,580	2,477,338
GMAC Commercial Mortgage Securities, Inc. Series 2004- C3 Class A4, 4.547%, 12/10/41		2,475	2,355,675
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-C1 Class A3, 5.857%, 10/12/35		1,990	1,968,391
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A4, 4.529%, 1/12/37		2,380	2,276,556
LB-UBS Commercial Mortgage Trust Series 2004-C4 Class A3, 5.155%, 6/15/29 (f)		2,530	2,332,439
LB-UBS Commercial Mortgage Trust Series 2005-C5 Class A4, 4.954%, 9/15/30 (b)		4,625	3,907,486
Merrill Lynch Mortgage Trust Series 2004BPC1 Class A3, 4.467%, 10/12/41		4,280	3,801,363
Morgan Stanley Capital I Series 1997-HF1 Class X, 3.438%, 7/15/29 (f)(j)		17	2
Morgan Stanley Capital I Series 2005-HQ6 Class A4A, 4.989%, 8/13/42		1,520	1,337,573
Morgan Stanley Capital I Series 2005-T17 Class A4, 4.52%, 12/13/41		2,695	2,637,618
Wachovia Bank Commercial Mortgage Trust Series 2005- C21 Class A3, 5.384%, 10/15/44 (f)		940	923,027
Wachovia Bank Commercial Mortgage Trust Series 2006- C25 Class A4, 5.74%, 5/15/43 (f)		1,305	1,099,434
Wachovia Bank Commercial Mortgage Trust Series 2007- C33 Class A4, 6.10%, 2/15/51 (b)(f)		1,105	806,353

			48,403,568

Total Non-Government Agency Mortgage-Backed Securities - 22.8%			72,179,660

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Obligations	Par (000)		Value

Fannie Mae, 2.75%, 3/13/14 (g)	USD	5,800	$5,819,175
Fannie Mae, 6.975%, 10/09/19 (g)(o)		6,125	3,047,126
Fannie Mae, 7.125%, 1/15/30 (g)		4,000	5,124,416
Fannie Mae, 5.625%, 7/15/37		825	863,754
Federal Home Loan Banks, 5.375%, 9/30/22 (g)		5,600	6,065,231
Federal Home Loan Banks, 5.25%, 12/09/22 (c)		700	742,053
Federal Home Loan Banks, 5.365%, 9/09/24		1,100	1,162,468
Federal Housing Administration, General Motors Acceptance Corp. Projects, Series 44, 7.43%, 8/01/22		70	69,278
Federal Housing Administration, Merrill Projects, Series 29, 7.43%, 10/01/20		46	45,882
Federal Housing Administration, Merrill Projects, Series 42, 7.43%, 9/25/22		46	45,219
Federal Housing Administration, Reilly Project, Series B-11, 7.40%, 4/01/21		1,583	1,566,956
Federal Housing Administration, Westmore Project, 7.25%, 4/01/21		1,560	1,544,217
Overseas Private Investment Corp., 4.09%, 5/29/12		379	421,072
Overseas Private Investment Corp., 4.30%, 5/29/12		953	1,091,674
Overseas Private Investment Corp., 4.64%, 5/29/12		805	934,379
Overseas Private Investment Corp., 4.68%, 5/29/12		455	512,173
Overseas Private Investment Corp., 4.87%, 5/29/12		3,462	4,056,092
Resolution Funding Corp., 8.326%, 4/15/30 (o)		6,055	2,116,362
U.S. Treasury Bonds, 8%, 11/15/21		670	924,914
U.S. Treasury Bonds, 6.125%, 11/15/27 (g)		1,510	1,852,346
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25 (c)		378	382,782
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		111	112,005
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28 (g)		1,497	1,380,298
U.S. Treasury Notes, 1.875%, 4/30/14		15	14,686
U.S. Treasury Notes, 3.125%, 5/15/19 (g)		1,080	1,049,123
U.S. Treasury Notes, 4.50%, 5/15/38		2,745	2,817,913
U.S. Treasury Notes, 3.50%, 2/15/39		500	430,860

Total U.S. Government Obligations - 13.9%			44,192,454

	Preferred Securities

Industry	Capital Trusts

Capital Markets - 0.1%	UBS Preferred Funding Trust I, 8.622% (f)(p)	400	260,299

Commercial Banks - 0.3%	Royal Bank of Scotland Group Plc Series MTN, 7.64% (f)(p)	2,600	978,380

Diversified Financial Services - 0.9%	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	3,265	2,760,535

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Capital Trusts	Par (000)		Value

Insurance - 1.1%	The Allstate Corp., 6.50%, 5/15/57 (f)	USD	2,150	$1,569,500
	American International Group, Inc., 8.175%, 5/15/58 (b)(f)		260	60,089
	Lincoln National Corp., 6.05%, 4/20/67 (f)		750	420,000
	Progressive Corp., 6.70%, 6/15/37 (f)		665	445,372
	The Travelers Cos., Inc., 6.25%, 3/15/67 (f)		750	532,037
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (b)(f)		575	379,500

				3,406,498

	Total Capital Trusts - 2.4%			7,405,712

	Preferred Stocks	Shares

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (b)(p)	12,873	0

	Total Preferred Stocks - 0.0%		0

	Total Preferred Securities - 2.4%		7,405,712

	Warrants

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (b)(q)	14,710	0

	Total Warrants - 0.0%		0

	Other Interests	Beneficial Interest

Health Care Providers & Services - 0.0%	Critical Care Systems International, Inc. (r)	USD	1,895	381

	Total Other Interests - 0.0%			381

	Total Long-Term Investments (Cost - $397,218,062) - 116.6%			369,965,022

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, 0.535% (n)(s)	6,015,000	6,015,000

Total Short-Term Securities (Cost - $6,015,000) - 1.9%		6,015,000

	Options Purchased	Contracts (t)

Over-the-Counter Put Swaptions Purchased	Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, expiring May 2012, Broker Bank of America NA	12	1,320,713
	Receive a fixed rate of 4.88% and pay a floating rate based on 3-month USD LIBOR, expiring September 2013, Broker Goldman Sachs Bank USA	26	1,142,700
	Pay a fixed rate of 4.705% and receive a floating rate based on the 3-month USD LIBOR, expiring November 2013, Broker JPMorgan Chase Bank NA	16	638,976

			3,102,389

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts (t)	Value

Over-the-Counter Call Swaptions Purchased	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker JPMorgan Chase Bank	22	$43,660
	Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker UBS AG	20	75,660
	Receive a fixed rate of 2.50% and pay a floating rate based on 3-month USD LIBOR, expiring March 2010, Broker Barclays Bank Plc	3	27,020
	Pay a fixed rate of 4.88% and receive a floating rate based on 3-month USD LIBOR, expiring September 2013, Broker Goldman Sachs Bank USA	26	952,536
	Pay a fixed rate of 5.47% and receive a floating rate based 3-month LIBOR, expiring May 2012, Broker Bank of America NA	12	546,403

			1,645,279

	Total Options Purchased (Cost - $3,677,028) - 1.5%		4,747,668

	Total Investments Before TBA Sale Commitments and Options Written (Cost - $406,910,090*) - 120.0%		$380,727,690

TBA Sale Commitments	Par (000)

Fannie Mae Guaranteed Pass-Through Certificates, 5.50%, 6/15/24-6/15/39	USD	(3,600)	(3,740,876)
Fannie Mae Guaranteed Pass-Through Certificates, 5%, 6/15/39		(15,600)	(15,970,500)

Total TBA Sale Commitments (Proceeds - $19,725,125) - (6.2)%			(19,711,376)

	Options Written	Contracts

Over-the-Counter Call Swaptions Written	Pay a fixed rate of 5.05% and receive a floating rate based on 3-month LIBOR, expiring May 2011, Broker Citibank NA	15 (t)	(1,374,105)
	Pay a fixed rate of 5.08% and receive a floating rate based on 3-month LIBOR, expiring May 2011, Broker Goldman Sachs Bank USA	6 (t)	(588,880)
	Pay a fixed rate of 5.325% and receive a floating rate based on 3-month LIBOR, expiring July 2013, Broker JPMorgan Chase Bank	9 (t)	(510,664)
	Pay a fixed rated of 5.485% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank	5 (t)	(763,984)
	Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA	12 (t)	(1,905,359)

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts	Value

	Pay a fixed rate of 4.915% and receive a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker Barclays Bank Plc	15 (t)	$(1,336,050)
	Pay a fixed rated of 2.45% and receive a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker Barclays Bank Plc	11(t)	(45,738)

			(6,524,780)

Over-the-Counter Put Swaptions Written	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month USD LIBOR, expiring March 2010, Broker Barclays Bank Plc	3 (t)	(224,743)
	Receive a fixed rate of 4.915% and pay a floating rate based on 3-month USD LIBOR, expiring November 2010, Broker Barclays Bank Plc	15 (t)	(549,570)
	Receive a fixed rated of 2.45% and pay a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker Barclays Bank Plc	11(t)	(1,388,475)
	Receive a fixed rate of 5.05% and pay a floating rate based on 3-month LIBOR, expiring May 2011, Broker Citibank NA	15 (t)	(644,565)
	Receive a fixed rate of 5.08% and pay a floating rate based on 3-month LIBOR, expiring May 2011, Broker Goldman Sachs Bank USA	6 (t)	(263,712)
	Receive a fixed rate of 5.325% and pay a floating rate based on 3-month LIBOR, expiring July 2013, Broker JPMorgan Chase Bank	9 (t)	(274,546)
	Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank	5 (t)	(29,844)
	Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA	12 (t)	(95,505)

			(3,470,960)

Exchange-Traded Put Options Written	30-Year U.S. Treasury Bond, expiring August 2009 at USD 110	27	(38,391)

	Total Options Written (Premiums Received - $7,191,121) - (3.2%)		(10,034,131)

	Total Investments, Net of TBA Sale Commitments and Options Written - 110.6%		350,982,183
	Liabilities in Excess of Other Assets - (10.6)%		(33,584,129)

	Net Assets - 100.0%		$317,398,054

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$407,040,066

Gross unrealized appreciation	$12,285,966
Gross unrealized depreciation	(38,598,342)

Net unrealized depreciation	$(26,312,376)

(a)	All or a portion of the security has been pledged as collateral in connection with swaps.

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Variable rate security. Rate shown is as of report date.

(g)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(j)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(k)	Represents or includes a “to-be-announced” transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Citigroup NA	$7,742,375	$(106,122)
Deutsche Bank AG	$(9,478,626)	$(6,790)
JPMorgan Chase Bank	$104,344	$297
Morgan Stanley Capital Services, Inc.	$6,145,750	$(43,129)

(l)	Amount is less than $1,000.

(m)	Represents the principal only portion of a mortgage-backed obligation.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost	Realized Gain (Loss)	Income

BlackRock Liquidity Funds, TempFund	6,015,000	(1)	—	—	$5,951
Federal Housing Administration Merrill Projects:
Series 29, 7.43%, 10/01/20	—		$777	$(32)	$1,178
Series 42, 7.435, 9/25/22	—		$836	$(37)	$1,164
Merrill Lynch Mortgage Investors, Inc.
Series 2006-A3 Class 3A1 5.823%, 5/25/36	—		$26,750	$12,000	$20,333
Merrill Lynch Mortgage Trust
Series 2004BPC1 Class A3 4.467%, 10/12/41	$3,124,400		—	—	$19,102

(1)	Represents net purchase cost.

(o)	Represents a zero-coupon bond. Rate shown is the current yield as of report date.

(p)

Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer’s option for a specified time without default.

(q)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(r)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(s)	Represents the current yield as of report date.

(t)	One contract represents a notional amount of $1,000,000.

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•	Foreign currency exchange contracts as of May 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	839,707	GBP	600,500	Deutsche Bank AG	6/10/09	$(130,832)

•	Financial futures contracts purchased as of May 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation

556	10-Year U.S. Treasury Bond	Chicago	September 2009	$65,730,574	$(678,574)
1,115	30-Year U.S. Treasury Bond	Chicago	September 2009	$133,055,528	(1,868,809)
11	Long-Gilt	London	September 2009	$2,095,017	(10,049)

Total					$(2,557,432)

•	Financial futures contracts sold as of May 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

249	2-Year U.S. Treasury Bond	Chicago	September 2009	$53,964,601	$(21,711)
1,350	5-Year U.S. Treasury Bond	Chicago	September 2009	$156,541,905	659,092

Total					$637,381

•	Reverse repurchase agreements outstanding as of May 31, 2009 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Bank of America Securities LLC	0.18%	4/20/09	Open	$5,697,521	$5,696,325
Bank of America Securities LLC	0.30%	5/01/09	Open	3,117,805	3,117,000
Barclays Capital Inc.	0.12%	1/06/09	Open	2,092,361	2,091,350
Barclays Capital Inc.	0.30%	1/23/09	Open	5,471,780	5,465,950
Barclays Capital Inc.	0.35%	3/11/09	Open	3,017,558	3,015,184
Barclays Capital Inc.	0.30%	5/12/09	6/11/09	17,231,307	17,227,000
Cantor Fitzgerald & Co.	0.32%	5/12/09	Open	4,672,190	4,671,360
Credit Suisse Securities (USA) LLC	(0.31)%	5/20/09	6/15/09	1,068,967	1,069,200
JPMorgan Securities Inc.	0.30%	5/04/09	Open	1,318,578	1,318,281

Total				$43,688,067	$43,671,650

•	Currency Abbreviations: GBP British Pound USD US Dollar

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•	Interest rate swaps outstanding as of May 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

4.624%(f)	3-Month Libor	Credit Suisse International	September 2009	USD	50,000	$570,090
2.896%(f)	3-Month Libor	Barclays Plc	September 2010	USD	12,300	300,099
2.743%(f)	3-Month Libor	Deutsche Bank AG	October 2010	USD	53,200	1,253,150
2.745%(f)	3-Month Libor	Credit Suisse International	October 2010	USD	42,500	1,002,585
5.0%(f)	3-Month Libor	Deutsche Bank AG	November 2010	USD	5,000	279,986
2.14%(f)	3-Month Libor	Citibank NA	December 2010	USD	40,000	641,003
1.595%(f)	3-Month Libor	Deutsche Bank AG	February 2011	USD	4,100	28,483
1.207%(j)	3-Month Libor	Morgan Stanley Capital Services, Inc.	May 2011	USD	87,000	178,287
5.025%(f)	3-Month Libor	Deutsche Bank AG	November 2011	USD	3,200	265,567
4.903%(f)	3-Month Libor	Barclays London	September 2012	USD	35,000	3,165,604
3.664%(f)	3-Month Libor	Citibank NA	April 2013	USD	7,500	366,410
4.283%(f)	3-Month Libor	Credit Suisse International	July 2013	USD	47,800	3,463,908
2.46%(f)	3-Month Libor	JPMorgan Chase Bank NA	May 2014	USD	10,100	(145,529)
4.94%(j)	3-Month Libor	Deutsche Bank AG	December 2018	USD	8,500	(927,260)
3.305%(j)	3-Month Libor	Deutsche Bank AG	May 2019	USD	3,700	111,347
5.411%(f)	3-Month Libor	JPMorgan Chase Bank NA	August 2022	USD	9,405	1,514,825
5.365%(j)	3-Month Libor	Bank of America NA	September 2027	USD	8,900	(1,619,767)
5.061%(j)	3-Month Libor	Goldman Sachs Bank USA	November 2037	USD	6,900	(1,237,610)
4.837%(j)	3-Month Libor	Morgan Stanley Capital Services, Inc.	January 2038	USD	6,100	(857,133)
3.479%(j)	3-Month Libor	Barclays London	March 2039	USD	3,400	323,209

Total						$8,677,254

	(f)	Trust pays fixed interest rate and receives floating rate.

	(j)	Trust pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Viacom Inc.	2.40%	Deutsche Bank AG	June 2011	USD	905	$(15,668)
KB Home	4.90%	JPMorgan Chase Bank NA	September 2011	USD	785	(49,471)
Meadwestvaco Corp.	1.20%	Deutsche Bank AG	June 2012	USD	705	(8,520)
Polyone Corp.	5.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	245	(39,076)
Macy’s Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	425	(55,023)
Macy’s Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	150	(21,527)

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Knight Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2012	USD	195	$(1,220)
Belo Corp.	5.00%	Barclays Plc	June 2013	USD	205	(9,396)
Masco Corp.	5.00%	JPMorgan Chase Bank NA	September 2013	USD	235	(3,158)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	580	(76,147)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	980	(127,430)
Nova Chemicals Corp.	5.00%	Goldman Sachs Bank NA	December 2013	USD	275	(4,664)
D.R. Horton Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	1,080	(2,097)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD	260	(7,706)
Hertz Corp.	5.00%	Goldman Sachs Bank NA	March 2014	USD	135	(37,566)
Macy’s Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	155	3,139
Energy Future Holdings	5.00%	JPMorgan Chase Bank NA	December 2014	USD	210	(8,992)
Huntsman International	5.00%	Goldman Sachs Bank NA	December 2014	USD	275	(66,804)
Pulte Homes Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	325	(13,566)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	420	(52,125)

Total						$(597,017)

BlackRock Income Opportunity Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	$6,015,000	—	$659,092	$(2,617,534)
Level 2	350,638,318	$(19,711,376)	18,215,360	(59,185,677)
Level 3	19,326,704	—	—	—

Total	$375,980,022	$(19,711,376)	$18,874,452	$(61,803,211)

* Other financial instruments are swaps, futures, foreign currency exchange contracts, reverse repurchase agreements and options contracts. Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and reverse repurchase agreements and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Assets

Balance, as of September 1, 2008	$6,521,344
Realized gain	14
Change in unrealized appreciation (depreciation)	329,244
Net purchases	138,042
Net transfers in/out of Level 3	12,338,060

Balance, as of May 31, 2009	$19,326,704

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Income Opportunity Trust, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Opportunity Trust, Inc.

Date: July 15, 2009